Other Financial Statement Information (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Financial Statement Information [Abstract]
Finished goods	$ 414	$ 719	$ 138
Work-in-process	48	132	447
Total inventories	$ 462	$ 851	$ 585